SUBSEQUENT EVENTS (Details)	12 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Mar. 26, 2013 Subsequent event 2011 Plan item	Feb. 06, 2013 Subsequent event Land use right CNY	Feb. 06, 2013 Subsequent event Land use right USD ($)
SUBSEQUENT EVENTS
Purchase consideration of land use right				40,173,000	$ 6,448,000
Upfront long term deposits	$ 1,605,000	10,000,000		10,000,000
Number of share options authorized for accelerated vesting			2,758,336
Number of employees for whom accelerated vesting of share options authorized			2